Profit/(Loss) For The Year (Continuing Operations)	12 Months Ended
Dec. 31, 2023
(Loss)/Profit for the Year [Abstract]
PROFIT/(LOSS) FOR THE YEAR (continuing operations)
16.	PROFIT/(LOSS) FOR THE YEAR (continuing operations)

Profit/(loss) for the year has been arrived at after charging:

	Year ended December 31,
	2023	2022	2021
Cost of inventories recognized as expenses	26,377,223	78,408,598	53,168,205
Taxes and surcharges	6,996	1,646	25,032
	26,384,219	78,410,244	53,193,237

Depreciation of property, plant and equipment	286,334	299,547	21,932
Provision of inventory obsolescence	-	39,778	-
Provision of bad debt allowance	-	53,991	-
	286,334	393,316	21,932